Income Taxes - Schedule of Net Operating Loss Carry Forwards (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Amount	$ 7,323,865
Operating loss carry forwards Expiration year	Indefinite
Minimum [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Expiration year
Maximum [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Expiration year
2043 [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Amount	$ 2,426,941
Operating loss carry forwards Expiration year	2043 years
Tax Year 2044 [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Amount	$ 2,278,260
Operating loss carry forwards Expiration year	2044 years
Tax Year 2045 [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Amount	$ 2,435,692
Operating loss carry forwards Expiration year	2045 years
2031-2035 [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Amount	$ 5,581,852
2031-2035 [Member] | Minimum [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Expiration year	2031 years
2031-2035 [Member] | Maximum [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards [Line Items]
Operating loss carry forwards Expiration year	2035 years